Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2020
Weighted-average number of shares

	As of March 31,
	2018	2019	2020
Weighted average number of equity shares used in computing basic earnings per equity share	5,161,077,010	5,360,068,058	5,468,802,148
Effect of potential equity shares for stock options outstanding	66,800,242	53,585,896	36,990,405

Weighted average number of equity shares used in computing diluted earnings per equity share	5,227,877,252	5,413,653,954	5,505,792,553

Reconciliation of Earnings Per Share
The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2018		2019		2020		2020
Basic earnings per share	Rs.	34.59	Rs.	41.07	Rs.	47.59	US$	0.63
Effect of potential equity shares for stock options outstanding		0.44		0.41		0.32		0.01

Diluted earnings per share	Rs.	34.15	Rs.	40.66	Rs.	47.27	US$	0.62

Basic earnings per ADS	Rs.	103.77	Rs.	123.21	Rs.	142.77	US$	1.89
Effect of potential equity shares for stock options outstanding		1.32		1.23		0.96		0.03

Diluted earnings per ADS	Rs.	102.45	Rs.	121.98	Rs.	141.81	US$	1.86